Cash, cash equivalents and restricted cash - Schedule of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 1,597,147	$ 1,728,794
Restricted cash	159,623	185,959
Total cash, cash equivalents and restricted cash	$ 1,756,770	$ 1,914,753	$ 1,495,290	$ 1,300,347